Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)		Private Placement [Member] Common Stock [Member]	Private Placement [Member] Additional Paid-in Capital [Member]	Private Placement [Member] Retained Earnings [Member]	Private Placement [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]		Total
Balance (in shares) at Dec. 31, 2017	[1]					1,409,266
Balance at Dec. 31, 2017	[1]					$ 42,279		$ 284,532,548		$ (237,880,629)		$ 46,694,198
Net income (loss)	[1]									(663,396)		(663,396)
Dividends to Series B preferred shares	[1]									(1,335,733)		(1,335,733)
Spin-off of EuroDry Ltd. to stockholders	[1]							(52,520,821)		9,656,773		(42,864,048)
Issuance of shares (in shares)	[1]					139,509
Issuance of shares	[1]					$ 4,185		1,860,925				1,865,110
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	[1]					15,681
Issuance of restricted shares for stock incentive award and share-based compensation	[1]					$ 470		124,017				124,487
Balance (in shares) at Dec. 31, 2018	[1]					1,564,456
Balance at Dec. 31, 2018	[1]					$ 46,934		233,996,669		(230,222,985)		3,820,618
Net income (loss)	[1]									(1,682,671)		(1,682,671)
Dividends to Series B preferred shares	[1]									(1,271,782)		(1,271,782)
Issuance of shares (in shares)	[1]	1,056,338				144,727
Issuance of shares	[1]	$ 31,690	$ 5,968,310		$ 6,000,000	$ 4,342		771,190				775,532
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	[1]					15,444
Issuance of restricted shares for stock incentive award and share-based compensation	[1]					$ 463		97,456				97,919
Preferred deemed dividend	[1]									(504,577)		(504,577)
Shares issued in connection with acquisition of vessels (in shares)	[1]					2,816,901
Shares issued in connection with acquisition of vessels	[1]					$ 84,507		13,134,155				13,218,662
Rounding of stock split (in shares)	[1]					2,393
Rounding of stock split	[1]					$ 72		(72)
Balance (in shares) at Dec. 31, 2019	[1]					5,600,259
Balance at Dec. 31, 2019	[1]					$ 168,008		253,967,708		(233,682,015)		20,453,701
Net income (loss)	[1]									4,041,431		4,041,431
Dividends to Series B preferred shares							[1]		[1]	(693,297)	[1]	(693,297)
Issuance of shares (in shares)	[1]					200,000
Issuance of shares	[1]					$ 6,000		490,718				496,718
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	[1]					45,900
Issuance of restricted shares for stock incentive award and share-based compensation	[1]					$ 1,377		120,254				121,631
Issuance of shares in connection with related party loan converted to equity (in shares)	[1]					702,247
Issuance of shares in connection with related party loan converted to equity	[1]					$ 21,067		2,345,504				2,366,571
Issuance of shares for contingent consideration in connection with acquisition of vessels (Note 18) (in shares)	[1]					161,357
Issuance of shares for contingent consideration in connection with acquisition of vessels (Note 18)	[1]					$ 4,841		543,771				548,612
Shares forfeited (in shares)	[1]					(817)
Shares forfeited	[1]					$ (25)		25
Balance (in shares) at Dec. 31, 2020	[1]					6,708,946
Balance at Dec. 31, 2020	[1]					$ 201,268		$ 257,467,980		$ (230,333,881)		$ 27,335,367

[1]	Adjusted to reflect the 1-for-8 reverse stock split effected at the close of trading on December 18, 2019.